Executive Benefits Agreements and Employees Savings Plans - Life Insurance Policies (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Compensation Related Costs [Abstract]
Total face value of life insurance policies	$ 21,242	$ 26,242
Total cash surrender values of life insurance policies	5,007	6,936
Loans on cash surrender values	(1,288)
Net cash surrender values	$ 3,719	$ 6,936